DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ (1,728)	$ (2,134)
Recognised in income	841	406
Balance at end of year	(887)	(1,728)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	778	350
Recognised in income	240	428
Balance at end of year	1,018	778
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(7,189)	(9,443)
Recognised in income	1,090	2,254
Balance at end of year	(6,099)	(7,189)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	668	1,006
Recognised in income	(26)	(338)
Balance at end of year	642	668
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	4,311	3,510
Recognised in income	(473)	801
Balance at end of year	3,838	4,311
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(296)	818
Recognised in income	10	(1,114)
Balance at end of year	(286)	(296)
Tax value of loss carryforwards recognised [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year		1,625
Recognised in income		(1,625)
Balance at end of year